As filed with the Securities and Exchange Commission on May 25, 2023

1933 Act File No. 002-90946

1940 Act File No. 811-04015

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 355 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 358 ☒

EATON VANCE MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

DEIDRE E. WALSH
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☒	on June 23, 2023 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

This Post-Effective Amendment No. 355 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “1933 Act”), for the sole purpose of designating June 23, 2023 as the new effective date for Post-Effective Amendment No. 351 filed pursuant to Rule 485(a)(1) under the 1933 Act on March 27, 2023 (Accession No. 0000940394-23-000501) (the “Amendment”).

This Post-Effective Amendment No. 355 incorporates by reference the information contained in Parts A and B of the Amendment.

PART C - OTHER INFORMATION

Item 28.   Exhibits (with inapplicable items omitted)

(a)		Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated April 26, 2016 filed as Exhibit (a) to Post-Effective Amendment No. 261 filed April 28, 2016 (Accession No. 0000940394-16-002422) and incorporated herein by reference.
(b)		Amended and Restated By-Laws of Eaton Vance Mutual Funds Trust adopted April 23, 2012 filed as Exhibit (b) to Post-Effective Amendment No. 193 filed October 5, 2012 (Accession No. 0000940394-12-001018) and incorporated herein by reference.
(c)		Reference is made to Item 28(a) and 28(b) above.
(d)	(1)	Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance AMT-Free Municipal Income Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(1) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
	(2)	Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Core Plus Bond Fund (now Eaton Vance Total Return Bond Fund), and Boston Management and Research dated March 1, 2021 filed as Exhibit (d)(2) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
	(3)	Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Emerging and Frontier Countries Equity Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(3) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
	(4)	Investment Sub-Advisory Agreement between Eaton Vance Management and Eaton Vance Advisers International Ltd. for Eaton Vance Emerging and Frontier Countries Equity Fund dated January 1, 2023 filed as Exhibit (d)(4) to Post-Effective Amendment No. 349 filed January 27, 2023 (Accession No. 0000940394-23-000092) and incorporated herein by reference.
	(5)	Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Emerging Markets Debt Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(4) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
	(6)	Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Emerging Markets Local Income Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(5) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
	(7)	Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Floating-Rate Advantage Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(6) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
	(8)	Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Floating-Rate Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(7) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
	(9)	Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Floating-Rate & High Income Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(8) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
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(10)		Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Global Bond Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(9) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(11)		Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Global Income Builder Fund, and Boston Management and Research dated March 1, 2021 filed as Exhibit (d)(10) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(12)		Investment Sub-Advisory Agreement between Boston Management and Research and Eaton Vance Advisers International Ltd. for Eaton Vance Global Income Builder Fund dated March 1, 2021 filed as Exhibit (d)(11) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(13)		Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Global Macro Absolute Return Advantage Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(12) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(14)		Investment Sub-Advisory Agreement between Eaton Vance Management and Eaton Vance Advisers International Ltd. for Eaton Vance Global Macro Absolute Return Advantage Fund dated March 15, 2022 filed as Exhibit (d)(13) to Post-Effective Amendment No. 347 filed May 26, 2022 (Accession No. 0000940394-22-001029) and incorporated herein by reference.
(15)	(a)	Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Global Macro Absolute Return Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(13) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
	(b)	Amendment No. 1 dated April 29, 2022 to the Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Global Macro Absolute Return Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(14)(b) to Post-Effective Amendment No. 347 filed May 26, 2022 (Accession No. 0000940394-22-001029) and incorporated herein by reference.
(16)	(a)	Investment Sub-Advisory Agreement between Eaton Vance Management and Eaton Vance Advisers International Ltd. for Eaton Vance Global Macro Absolute Return Fund dated March 15, 2022 filed as Exhibit (d)(15)(a) to Post-Effective Amendment No. 347 filed May 26, 2022 (Accession No. 0000940394-22-001029) and incorporated herein by reference.
	(b)	Amendment No. 1 dated April 29, 2022 to the Investment Sub-Advisory Agreement between Eaton Vance Management and Eaton Vance Advisers International Ltd. for Eaton Vance Global Macro Absolute Return Fund dated March 1, 2021 filed as Exhibit (d)(15)(b) to Post-Effective Amendment No. 347 filed May 26, 2022 (Accession No. 0000940394-22-001029) and incorporated herein by reference.
(17)		Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Global Small-Cap Equity Fund, and Boston Management and Research dated March 1, 2021 filed as Exhibit (d)(14) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(18)		Investment Sub-Advisory Agreement between Boston Management and Research and Eaton Vance Advisers International Ltd. for Eaton Vance Global Small-Cap Equity Fund dated March 1, 2021 filed as Exhibit (d)(15) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
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(19)		Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Government Opportunities Fund, and Boston Management and Research dated March 1, 2021 filed as Exhibit (d)(16) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(20)		Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance High Income Opportunities Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(17) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(21)		Investment Sub-Advisory Agreement between Eaton Vance Management and Eaton Vance Advisers International Ltd. for Eaton Vance High Income Opportunities Fund dated March 1, 2021 filed as Exhibit (d)(18) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(22)		Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Multi-Asset Credit Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(19) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(23)		Investment Sub-Advisory Agreement between Eaton Vance Management and Eaton Vance Advisers International Ltd. for Eaton Vance Multi-Asset Credit Fund dated March 1, 2021 filed as Exhibit (d)(20) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(24)	(a)	Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Short Duration Government Income Fund, and Boston Management and Research dated March 1, 2021 filed as Exhibit (d)(21) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
	(b)	Amendment No. 1 dated April 29, 2022 to the Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Short Duration Government Income Fund, and Boston Management and Research dated March 1, 2021 filed as Exhibit (d)(23)(b) to Post-Effective Amendment No. 347 filed May 26, 2022 (Accession No. 0000940394-22-001029) and incorporated herein by reference.
(25)		Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Short Duration High Income Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(22) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(26)		Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Short Duration Strategic Income Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(23) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(27)		Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Stock Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(24) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(28)		Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Taxable Municipal Bond Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(25) to Post-Effective Amendment No. 343 filed January 26, 2022 (Accession No. 0000940394-22-000065) and incorporated herein by reference.
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(29)	(a)	Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax-Managed Equity Asset Allocation Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(25) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
	(b)	Amendment No. 1 dated July 1, 2022 to the Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax-Managed Equity Asset Allocation Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(28) to Post-Effective Amendment No. 348 filed June 27, 2022 (Accession No. 0000940394-22-001119) and incorporated herein by reference.
(30)		Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax-Managed Global Dividend Income Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(26) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(31)		Investment Sub-Advisory Agreement between Eaton Vance Management and Eaton Vance Advisers International Ltd. for Eaton Vance Tax-Managed Global Dividend Income Fund dated March 1, 2021 filed as Exhibit (d)(27) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(32)	(a)	Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax-Managed Growth Fund 1.1, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(28) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
	(b)	Amendment No. 1 dated July 1, 2022 to the Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax-Managed Growth Fund 1.1, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(31) to Post-Effective Amendment No. 348 filed June 27, 2022 (Accession No. 0000940394-22-001119) and incorporated herein by reference.
	(c)	Amendment No. 2 dated January 13, 2023 to the Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax-Managed Growth Fund 1.1, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(32)(c) to Post-Effective Amendment No. 350 filed February 27, 2023 (Accession No. 0000940394-23-000325) and incorporated herein by reference.
(33)	(a)	Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax-Managed Growth Fund 1.2, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(29) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
	(b)	Amendment No. 1 dated July 1, 2022 to the Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax-Managed Growth Fund 1.2, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(32) to Post-Effective Amendment No. 348 filed June 27, 2022 (Accession No. 0000940394-22-001119) and incorporated herein by reference.
	(c)	Amendment No. 2 dated January 13, 2023 to the Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax-Managed Growth Fund 1.2, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(33)(c) to Post-Effective Amendment No. 350 filed February 27, 2023 (Accession No. 0000940394-23-000325) and incorporated herein by reference.
(34)		Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax-Managed Multi-Cap Growth Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(30) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
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(35)	Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax-Managed Small-Cap Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(31) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(36)	Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax-Managed Value Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(32) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(37)	Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Parametric Commodity Strategy Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(33) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(38)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio Associates LLC for Parametric Commodity Strategy Fund dated March 1, 2021 filed as Exhibit (d)(34) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(39)	Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Parametric Dividend Income Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(35) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(40)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio Associates LLC for Parametric Dividend Income Fund dated March 1, 2021 filed as Exhibit (d)(36) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(41)	Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Parametric Emerging Markets Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(37) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(42)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio Associates LLC for Parametric Emerging Markets Fund dated March 1, 2021 filed as Exhibit (d)(38) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(43)	Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Parametric International Equity Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(39) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(44)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio Associates LLC for Parametric International Equity Fund dated March 1, 2021 filed as Exhibit (d)(40) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(45)	Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Parametric Tax-Managed International Equity Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(41) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
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	(46)		Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio Associates LLC for Parametric Tax-Managed International Equity Fund dated March 1, 2021 filed as Exhibit (d)(42) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
	(47)		Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Parametric Volatility Risk Premium – Defensive Fund, and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(43) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
	(48)		Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio Associates LLC for Parametric Volatility Risk Premium – Defensive Fund dated March 1, 2021 filed as Exhibit (d)(44) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
(e)	(1)	(a)	Amended and Restated Master Distribution Agreement effective as of March 1, 2021 between each Trust identified on Schedule A on behalf of each of its series listed on Schedule A, and Eaton Vance Distributors, Inc. filed as Exhibit (e)(1) to Post-Effective Amendment No. 237 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed March 29, 2021 (Accession No. 0000940394-21-000689) and incorporated herein by reference.
		(b)	Amended Schedule A dated ________, 2023 to Amended and Restated Master Distribution Agreement effective as of March 1, 2021 to be filed by Amendment.
	(2)		Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 26, 2007 (Accession No. 0000940394-07-000430) and incorporated herein by reference.
(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).
(g)	(1)	(a)	Amended and Restated Master Custodian Agreement between Eaton Vance Funds and State Street Bank & Trust Company dated September 1, 2013 filed as Exhibit (g)(1) to Post-Effective Amendment No. 211 filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.
		(b)	Amendment dated August 13, 2020 and effective May 29, 2020 to Amended and Restated Master Custodian Agreement between Eaton Vance Funds and State Street Bank & Trust Company dated September 1, 2013 filed as Exhibit (g)(1)(b) to Post-Effective Amendment No. 79 of Eaton Vance Investment Trust (File Nos. 033-01121, 811-04443) filed September 24, 2020 (Accession No. 0000940394-20-001312) and incorporated herein by reference.
(h)	(1)	(a)	Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as exhibit (g)(2) to Post-Effective Amendment No. 108 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.
		(b)	Amendment Number 1 dated May 16, 2012 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(3) to Post-Effective Amendment No. 39 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 29, 2012 (Accession No. 0000940394-12-000641) and incorporated herein by reference.
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		(c)	Amendment dated September 1, 2013 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(4) to Post-Effective Amendment No. 211 filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.
		(d)	Amendment dated July 18, 2018 and effective June 29, 2018 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(5) to Post-Effective Amendment No. 212 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed July 31, 2018 (Accession No. 0000940394-18-001408) and incorporated herein by reference.
		(e)	Amendment dated August 13, 2020 and effective May 29, 2020 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (h)(1)(e) to Post-Effective Amendment No. 79 of Eaton Vance Investment Trust (File Nos. 033-01121, 811-04443) filed September 24, 2020 (Accession No. 0000940394-20-001312) and incorporated herein by reference.
	(2)		Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of each of its series listed on Appendix A) and Eaton Vance Management dated March 1, 2021 filed as Exhibit (d)(1) to Post-Effective Amendment No. 339 filed April 28, 2021 (Accession No. 0000940394-21-000787) and incorporated herein by reference.
	(3)		Transfer Agency and Shareholder Services Agreement effective September 1, 2016 between BNY Mellon Investment Servicing (US) Inc. and the Funds filed as Exhibit (h)(2) to Post-Effective Amendment No. 165 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed September 26, 2016 (Accession No. 0000940394-16-003071) and incorporated herein by reference.
	(4)		Amended and Restated Sub-Transfer Agency Support Services Agreement dated September 1, 2017 between Eaton Vance Management and the Trusts listed on Appendix A filed as Exhibit (h)(2) to Post-Effective Amendment No. 107 of Eaton Vance Series Trust II (File Nos. 002-42722, 811-02258) filed October 26, 2017 (Accession No. 0000940394-17-002088) and incorporated herein by reference.
	(5)	(a)	Expense Waivers/Reimbursements Agreement dated July 31, 2016 as amended and effective April 26, 2022 between Eaton Vance Management and each of the entities (on behalf of certain of their series) listed on Schedule A filed as Exhibit (h)(5) to Post-Effective Amendment No. 352 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed April 27, 2023 (Accession No. 0000940394-23-000644) and incorporated herein by reference.
		(b)	Amended Schedule A dated June 1, 2023 to the Expense Waivers/Reimbursements Agreement dated July 31, 2016 as amended and effective April 26, 2022 filed as Exhibit (h)(5)(b) to Post-Effective Amendment No. 67 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 25, 2023 (Accession No. 0000940394-23-XXXXXX) and incorporated herein by reference.
	(6)		Form of Fund of Funds Investment Agreement dated January 19, 2022 filed as Exhibit (h)(6) to Post-Effective Amendment No. 343 filed January 26, 2022 (Accession No. 0000940394-22-000065) and incorporated herein by reference.
	(7)		Expense Reimbursement Agreement for Cash Sweep dated April 26, 2022 between Eaton Vance Management and each of the entities listed on Schedule A filed as Exhibit (d)(7) to Post-Effective Amendment No. 349 filed January 27, 2023 (Accession No. 0000940394-23-000092) and incorporated herein by reference.
(i)			Opinion of Internal Counsel dated ________, 2023 to be filed by Amendment.
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(m)	(1)	(a)	Master Distribution Plan for Class A and Advisers Class Shares adopted April 29, 2022 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 203 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 28, 2022 (Accession No. 0000940394-22-000786) and incorporated herein by reference.
	(2)	(a)	Master Distribution Plan for Class C shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(3) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.
		(b)	Amended Schedule A dated April 29, 2022 to Master Distribution Plan for Class C shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 203 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 28, 2022 (Accession No. 0000940394-22-000786) and incorporated herein by reference.
	(3)	(a)	Master Distribution Plan for Class R shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(4) to Post-Effective Amendment No. 204 filed May 30, 2013 (Accession No. 0000940394-13-000762) and incorporated herein by reference.
		(b)	Amended Schedule A dated April 29, 2022 to Master Distribution Plan for Class R shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 203 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 28, 2022 (Accession No. 0000940394-22-000786) and incorporated herein by reference.
(n)	(1)	(a)	Amended and Restated Multiple Class Plan for Eaton Vance Funds dated April 29, 2022 filed as Exhibit (n) to Post-Effective Amendment No. 203 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 28, 2022 (Accession No. 0000940394-22-000786) and incorporated herein by reference.
		(b)	Amended Schedule A dated __________, 2023 to Amended and Restated Multiple Class Plan for Eaton Vance Funds dated April 29, 2022 to be filed by Amendment.
(p)	(1)	(a)	Code of Ethics adopted by the Eaton Vance Funds effective June 1, 2021 filed as Exhibit (p)(1)(a) to Post-Effective Amendment No. 240 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed October 29, 2021 (Accession No. 0000940394-21-001414) and incorporated herein by reference.
		(b)	Code of Ethics and Personal Trading Guidelines adopted by Morgan Stanley Investment Management Public Side effective January 1, 2022 filed as Exhibit (p)(1)(b) to Post-Effective Amendment No. 242 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed December 23, 2021 (Accession No. 0000940394-21-001566) and incorporated herein by reference.
(q)	(1)		Power of Attorney for Eaton Vance Mutual Funds Trust and Emerging Markets Local Income Portfolio, Eaton Vance Floating Rate Portfolio, Global Income Builder Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Capital Opportunities Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio, Senior Debt Portfolio, Stock Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio and Tax-Managed Value Portfolio dated April 1, 2023 filed as Exhibit (q)(1) to Post-Effective Amendment No. 352 filed April 27, 2023 (Accession No. 0000940394-23-000644) and incorporated herein by reference.
	(2)		Secretary’s Certificate dated December 14, 2022 filed as Exhibit (q)(2) to Post-Effective Amendment No. 246 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed December 22, 2022 (Accession No. 0000940394-22-001545) and incorporated herein by reference.

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Item 29.   Persons Controlled by or Under Common Control

Not applicable

Item 30.    Indemnification

Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by Amended and Restated By-Law, contract and vote. Article XI of the Amended and Restated By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 31.    Business and other Connections of Investment Advisers

Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Morgan Stanley 10-K filed under the Securities and Exchange Act of 1934 (File No. 001-11758); the most recent Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 001-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management and Research (File No. 801-43127), Eaton Vance Advisers International Ltd. (File No. 801-111772) and Parametric Portfolio Associates LLC (File No. 801-60485) filed with the Commission, all of which are incorporated herein by reference.

Item 32.    Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc. (“EVD”). EVD is an indirect, wholly owned subsidiary of Morgan Stanley. EVD is the principal underwriter for each of the registered investment companies named below:

Calvert Impact Fund, Inc.

Calvert Management Series

The Calvert Fund

Calvert Responsible Index Series, Inc.

Calvert Social Investment Fund

Calvert World Values Fund, Inc.

Calvert Variable Series, Inc.

Calvert Variable Products, Inc.

Eaton Vance Growth Trust

Eaton Vance Investment Trust

Eaton Vance Municipals Trust

Eaton Vance Municipals Trust II

Eaton Vance Mutual Funds Trust

Eaton Vance Series Fund, Inc.

Eaton Vance Series Trust II

Eaton Vance Special Investment Trust

Eaton Vance Variable Trust

(b)
(1) Name and Principal Business Address*	(2) Positions and Offices with Principal Underwriter	(3) Positions and Offices with Registrant
Terence Avella	Vice President	None
Charles F. Burke, Jr.	Managing Director	None
Kristin Carcio	Executive Director	None
Jacques Chappuis	Managing Director	None
Jeffrey Corso	Managing Director	None
Margaret T. Dugan	Assistant Clerk	None

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Christine Eaton	Executive Director	None
Lawrence L. Fahey	Principal Operations Officer	None
Frank J. Famiglietti	Director and Managing Director	None
Aaron Guth	Clerk	None
Andrew J. Leimenstoll	Director and Managing Director	None
Erick Lopez	Deputy Anti-Money Laundering Officer	None
Dave Michaud	Director and Managing Director	None
Ashish Mishra	Assistant Clerk	None
A. John Murphy	Vice President	None
Humberto Reboredo	Vice President	None
Anita Rios	Treasurer	None
Diane Gelch Simons	Vice President	None
David Smith	Chief Compliance Officer	None
Joe Spallone	Vice President	None
Elaine Sullivan	Managing Director	None
Brian Taranto	Chief Administrative Officer	None
Ken Topping	Vice President	None
John Triolo	Vice President	None
Randolph Verzillo	Principal Financial Officer and Financial and Operations Principal	None
Matthew J. Witkos	Director and President	None
Deidre E. Walsh	General Counsel	None
Jared P. Wong	Chief Anti-Money Laundering Officer	None

* The principal business address of EVD is Two International Place, Boston, MA 02110

(c)	Not applicable

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Item 33.    Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111, and its transfer agent, BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research, both located at Two International Place, Boston, MA 02110, Eaton Vance Advisers International Ltd. located at 125 Old Broad Street, London, EC2N 1AR, and Parametric Portfolio Associates LLC located at 800 Fifth Avenue, Suite 2800, Seattle, WA 98104 and 518 Riverside Avenue, Westport, CT 06880.

Item 34.    Management Services

Not applicable

Item 35.    Undertakings

None.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on May 25, 2023.

EATON VANCE MUTUAL FUNDS TRUST
By:	Eric A. Stein*
Eric A. Stein, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on May 25, 2023.

Signature	Title

Eric A. Stein*	President (Chief Executive Officer)
Eric A. Stein

James F. Kirchner*	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Alan C. Bowser*	Trustee	Anchal Pachnanda*	Trustee
Alan C. Bowser		Anchal Pachnanda

Thomas E. Faust Jr.*	Trustee	Keith Quinton*	Trustee
Thomas E. Faust Jr.		Keith Quinton

Mark R. Fetting*	Trustee	Marcus L. Smith*	Trustee
Mark R. Fetting		Marcus L. Smith

Cynthia E. Frost*	Trustee	Susan J. Sutherland*	Trustee
Cynthia E. Frost		Susan J. Sutherland

George J. Gorman*	Trustee	Scott E. Wennerholm*	Trustee
George J. Gorman		Scott E. Wennerholm

Valerie A. Mosley*	Trustee	Nancy A. Wiser*	Trustee
Valerie A. Mosley		Nancy A. Wiser

*By:	/s/ Deidre E. Walsh
Deidre E. Walsh (As attorney-in-fact)

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